Shareholder Report, Holdings (Details) - C000169915	Apr. 30, 2026
Angola
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.00%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Nigeria
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	13.10%